STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Fund

July 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3%
Pennsylvania - 98.4%
Adams County Industrial Development Authority, Revenue Bonds, Refunding (Gettysburg College)	5.00	8/15/2025	1,000,000		1,037,000
Allegheny County, GO, Refunding, Ser. C70	5.00	12/1/2034	3,000,000		3,313,500
Allegheny County, GO, Ser. C74	5.00	12/1/2034	1,000,000		1,154,490
Allegheny County, GO, Ser. C74	5.00	12/1/2031	1,040,000		1,209,229
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2031	2,000,000		2,435,900
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center) Ser. A	4.00	7/15/2035	1,000,000		1,116,830
Allentown City School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000		1,944,112
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2033	500,000	[a]	574,755
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[a]	1,101,680
Beaver County Hospital Authority, Revenue Bonds, Refunding (Heritage Valley Health System)	5.00	5/15/2028	1,575,000		1,667,846
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2038	415,000		467,045
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2043	500,000		557,190
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2042	500,000		563,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 98.4% (continued)
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2047	600,000		672,054
Bethlehem Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	11/15/2031	1,000,000		1,105,560
Boyertown Area School District, GO	5.00	10/1/2037	2,050,000		2,266,070
Bucks County Water & Sewer Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2037	400,000		463,276
Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2040	2,000,000		2,285,620
Centre County Hospital Authority, Revenue Bonds, Refunding (Mount Nittany Medical Center Project) Ser. A	5.00	11/15/2041	750,000		857,228
Charleroi Area School Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. C	0.00	10/1/2020	2,000,000	[b]	1,955,760
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2037	2,000,000		2,160,900
Commonwealth Financing Authority of Pennsylvania, Revenue Bonds	5.00	6/1/2034	1,000,000		1,210,240
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Project)	5.00	1/1/2038	1,000,000		1,092,900
Dauphin County General Authority, Revenue Bonds (Pinnacle Health System Project)	5.00	6/1/2042	3,030,000		3,271,855
Delaware County Authority, Revenue Bonds (Villanova University)	5.00	8/1/2040	1,000,000		1,161,700
Delaware County Authority, Revenue Bonds, Refunding (Cabrini University)	5.00	7/1/2042	1,000,000		1,132,420
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2032	1,000,000		1,229,620
Delaware River Port Authority, Revenue Bonds	5.00	1/1/2037	3,000,000		3,381,750
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	1.82	9/1/2022	2,000,000	[c]	2,000,000
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2036	800,000		955,384

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 98.4% (continued)
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2035	1,000,000		1,198,650
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000		684,222
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Inc Project)	5.00	12/1/2048	1,000,000		1,094,120
Geisinger Authority, Revenue Bonds (Geisinger Health System) (SPA; TD Bank NA) Ser. A	1.43	10/1/2043	1,000,000	[d]	1,000,000
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System) Ser. A	5.00	6/1/2041	2,500,000		2,780,875
General Authority of Southcentral Pennsylvania, Revenue Bonds, Refunding (WellSpan Health)	5.00	6/1/2044	1,000,000		1,209,410
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000		1,080,570
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Villages of the Grand Lodge)	5.00	11/1/2035	1,000,000		1,121,660
Lancaster County Hospital Authority, Revenue Bonds, Refunding (University of Pennsylvania Health System)	5.00	8/15/2042	1,800,000		2,098,440
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000		1,088,590
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		1,115,650
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities)	5.00	11/15/2036	3,200,000		3,709,280
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Jefferson Health System) Ser. A	5.00	10/1/2041	2,000,000		2,142,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 98.4% (continued)
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Meadowood Senior Living Project) Ser. A	5.00	12/1/2048	1,000,000	1,112,970
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Ltd. Project)	5.00	12/1/2049	500,000	570,230
Pennsylvania, COP, Refunding, Ser. A	5.00	7/1/2034	1,000,000	1,206,920
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Philadelphia Biosolids Facility Project)	6.25	1/1/2032	1,000,000	1,015,430
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2035	1,750,000	2,028,740
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2041	1,000,000	1,167,160
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University) Ser. A	5.00	9/1/2045	1,500,000	1,692,390
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University) Ser. A	5.00	9/1/2030	1,170,000	1,357,106
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2031	1,000,000	1,131,270
Pennsylvania Housing Finance Agency, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2025	1,210,000	1,214,175
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2036	3,000,000	3,503,640
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	3,000,000	3,623,490
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	5.00	12/1/2042	1,000,000	1,095,510
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2036	1,605,000	1,871,157
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	1,000,000	1,206,820
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. C	5.00	12/1/2043	2,500,000	2,785,525

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 98.4% (continued)
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	2,000,000	2,286,320
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2047	1,500,000	1,740,435
Philadelphia Authority for Industrial Development, Revenue Bonds (Children's Hospital of Philadelphia Project) Ser. A	5.00	7/1/2042	3,000,000	3,419,190
Philadelphia Authority for Industrial Development, Revenue Bonds (Housing-University Square Apartments Project)	5.00	12/1/2037	1,250,000	1,413,562
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Temple University) Ser. 2015	5.00	4/1/2045	1,500,000	1,691,325
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Thomas Jefferson University) Ser. A	5.00	9/1/2047	1,000,000	1,159,980
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	8/1/2032	1,000,000	1,163,860
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	8/1/2031	1,250,000	1,458,725
Philadelphia Housing Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2021	1,685,000	1,691,015
Pittsburgh, GO (Insured; Build America Mutual)	5.00	9/1/2030	1,585,000	1,831,816
Pittsburgh Urban Redevelopment Authority, Revenue Bonds (West Park Court Housing Project) (Insured; Government National Mortgage Association)	4.90	11/20/2047	1,145,000	1,146,718
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Gurarnty Municipal Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,481,841
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Gurarnty Municipal Corp.) Ser. B	5.00	9/1/2033	500,000	664,610
Reading Area Water Authority, Revenue Bonds	5.00	12/1/2031	2,000,000	2,152,240
State Public School Building Authority, Revenue Bonds, Refunding	5.00	5/1/2038	1,115,000	1,232,855

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 98.4% (continued)
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District Project) (Insured; Assured Guaranty Municipal Corp.) Ser. S	5.00	12/1/2032	2,000,000	2,357,280
Susquehanna Area Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2033	1,300,000	1,344,096
The Philadelphia School District, GO, Refunding, Ser. F	5.00	9/1/2038	1,000,000	1,154,510
The Philadelphia School District, GO, Ser. B	5.00	9/1/2043	1,000,000	1,173,070
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	8/15/2042	1,000,000	1,153,010
Wilkes-Barre Finance Authority, Revenue Bonds, Refunding (University of Scranton) Ser. A	5.00	11/1/2034	1,000,000	1,158,070
				124,126,132
U.S. Related - .9%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000	1,109,760
Total Investments (cost $119,216,491)			99.3%	125,235,892
Cash and Receivables (Net)			0.7%	856,534
Net Assets			100.0%	126,092,426

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $1,676,435 or 1.33% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	125,235,892	-	125,235,892

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2019, accumulated net unrealized appreciation on investments was $6,019,401, consisting of $6,051,930 gross unrealized appreciation and $32,529 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.